Summary of Significant Accounting Policies - Voting Interest on Stock Held in Investee (Detail)	Dec. 31, 2013
ESS Elektroniczne Systemy Spzedazy Sp. zo.o [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Joint Venture, voting interest	40.00%
Abacus [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Joint Venture, voting interest	35.00%
SOUTH AFRICA | Auto Holidays Pty Limited [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Joint Venture, voting interest	50.00%
BULGARIA | Sabre [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Joint Venture, voting interest	20.00%